Subsequent events	3 Months Ended	21 Months Ended
	Mar. 31, 2012	Mar. 31, 2012
Subsequent events [Text Block]

11. Subsequent Events

On April 18, 2012, the Company issued an aggregate of 934,432 shares of its common stock, at $0.64 per share, upon receiving a notice of conversion from the convertible debenture investor to convert $45,836 in interest on the $500,000 debt and $215,000 in principal and $68,046 in interest on the $1,000,000 debt, pursuant to the securities purchase agreement. The balance of debt remaining to the investor is $500,000 in principal on the $500,000 debenture and $200,000 in principal on the $1,000,000 debenture.

On April 30, 2012, the Company issued 300,000 common shares to two directors as payment for the two consulting agreements referenced in Note 10.

The Company has evaluated subsequent events from March 31, 2012 through the date of this report, and determined there are no other items to disclose.

9. Subsequent events

Subsequent to year-end, the Company received the second installment of proceeds from the convertible debenture totaling $500,000 before deducting certain costs of financing. Warrants totaling 602,410 shares were granted for the installment.

On January 18, 2012, Lithium Exploration Group, Inc. elected not to pursue its option to purchase the Salta Agua Claims.

The Company has evaluated subsequent events from June 30, 2011 through the date of this report, and determined there are no additional items to disclose.